Intangible Assets, Net (Tables)	6 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets Consisted	Intangible assets consisted of the following:
	June 30, 2024	December 31, 2024
	HKD	HKD	US$
Software	-	2,340,000	301,247
Less: accumulated amortization	-	(117,000)	(15,062)
Total	$-	$2,223,000	$286,185